Paras Madho
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CentNYS

**NYSE**

1-32426

RECD S.E.C.
FEB 14 2005
1086

05001558

February 14, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 15 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Wright Express LLC (to be converted to a corporation to be renamed Wright Express Corporation), Common Stock, $0.01 par value per share (including preferred stock purchase rights). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on February 14, 2005. Tentative listing date – February 16, 2005.

Sincerely,

Paras Madho